Shareholder Report, Line Graph (Details) - USD ($)			1 Months Ended	3 Months Ended	4 Months Ended	6 Months Ended	7 Months Ended	9 Months Ended	10 Months Ended	12 Months Ended	13 Months Ended	15 Months Ended	16 Months Ended	18 Months Ended	19 Months Ended	21 Months Ended	22 Months Ended	24 Months Ended	25 Months Ended	27 Months Ended	28 Months Ended	30 Months Ended	31 Months Ended	33 Months Ended	34 Months Ended	36 Months Ended	37 Months Ended	39 Months Ended	40 Months Ended	42 Months Ended	43 Months Ended	45 Months Ended	46 Months Ended	48 Months Ended	49 Months Ended	51 Months Ended	52 Months Ended	54 Months Ended	55 Months Ended	57 Months Ended	58 Months Ended	60 Months Ended	61 Months Ended	63 Months Ended	64 Months Ended	66 Months Ended	67 Months Ended	69 Months Ended	72 Months Ended	75 Months Ended	78 Months Ended	81 Months Ended	84 Months Ended	87 Months Ended	90 Months Ended	93 Months Ended	96 Months Ended	99 Months Ended	102 Months Ended	105 Months Ended	108 Months Ended	111 Months Ended	114 Months Ended	117 Months Ended	120 Months Ended
	Mar. 16, 2020	Oct. 31, 2015	Apr. 30, 2020	Jan. 31, 2016	Jul. 31, 2020	Apr. 30, 2016	Oct. 31, 2020	Jul. 31, 2016	Jan. 31, 2021	Oct. 31, 2016	Apr. 30, 2021	Jan. 31, 2017	Jul. 31, 2021	Apr. 30, 2017	Oct. 31, 2021	Jul. 31, 2017	Jan. 31, 2022	Oct. 31, 2017	Apr. 30, 2022	Jan. 31, 2018	Jul. 31, 2022	Apr. 30, 2018	Oct. 31, 2022	Jul. 31, 2018	Jan. 31, 2023	Oct. 31, 2018	Apr. 30, 2023	Jan. 31, 2019	Jul. 31, 2023	Apr. 30, 2019	Oct. 31, 2023	Jul. 31, 2019	Jan. 31, 2024	Oct. 31, 2019	Apr. 30, 2024	Jan. 31, 2020	Jul. 31, 2024	Apr. 30, 2020	Oct. 31, 2024	Jul. 31, 2020	Jan. 31, 2025	Oct. 31, 2020	Apr. 30, 2025	Jan. 31, 2021	Jul. 31, 2025	Apr. 30, 2021	Oct. 31, 2025	Jul. 31, 2021	Oct. 31, 2021	Jan. 31, 2022	Apr. 30, 2022	Jul. 31, 2022	Oct. 31, 2022	Jan. 31, 2023	Apr. 30, 2023	Jul. 31, 2023	Oct. 31, 2023	Jan. 31, 2024	Apr. 30, 2024	Jul. 31, 2024	Oct. 31, 2024	Jan. 31, 2025	Apr. 30, 2025	Jul. 31, 2025	Oct. 31, 2025
C000004015
Account Value [Line Items]
Accumulated Value		$ 10,000		$ 8,998		$ 10,193		$ 11,086		$ 11,425		$ 11,411		$ 12,452		$ 13,712		$ 14,615		$ 16,489		$ 15,255		$ 14,677		$ 12,736		$ 14,303		$ 14,898		$ 14,758		$ 15,001		$ 15,469		$ 13,391		$ 15,968		$ 16,315		$ 19,507		$ 19,326		$ 18,080	$ 17,913	$ 17,080	$ 14,116	$ 13,547	$ 11,495	$ 14,316	$ 13,435	$ 14,137	$ 12,115	$ 12,590	$ 13,003	$ 13,358	$ 13,585	$ 13,225	$ 13,500	$ 14,661	$ 17,084
C000159129
Account Value [Line Items]
Accumulated Value		500,000		450,092		510,172		554,980		572,265		571,644		623,996		687,531		732,937		827,341		765,734		737,234		640,301		719,784		750,055		743,175		755,730		779,629		675,295		805,582		823,348		984,844		975,896		913,258	905,362	863,392	714,039	685,500	581,810	724,850	680,570	716,379	614,149	638,945	660,282	678,683	690,624	672,637	687,011	746,478	870,529
C000219337
Account Value [Line Items]
Accumulated Value	$ 10,000		$ 11,213		$ 13,411		$ 13,743		$ 16,483		$ 16,377		$ 15,369		$ 15,275		$ 14,607		$ 12,113		$ 11,656		$ 9,919		$ 12,388		$ 11,657		$ 12,305		$ 10,575		$ 11,025		$ 11,423		$ 11,769		$ 12,007		$ 11,726		$ 12,003		$ 13,076		$ 15,287
MSCI Emerging Markets Index Net
Account Value [Line Items]
Accumulated Value		10,000		8,786		9,987		10,501		10,927		11,018		11,897		13,110		13,817		15,537		14,481		13,681		12,088		13,325		13,751		13,383		13,521		13,833		12,100		14,259		14,636		17,692		17,995		17,203	17,119	16,413	14,697	13,747	11,807	14,424	13,739	14,894	13,083	14,000	15,097	15,828	16,394	16,066	16,459	18,548	20,971
MSCI Emerging Markets Index Net
Account Value [Line Items]
Accumulated Value		$ 500,000		$ 439,308		$ 499,326		$ 525,069		$ 546,337		$ 550,923		$ 594,866		$ 655,493		$ 690,848		$ 776,850		$ 724,026		$ 684,060		$ 604,380		$ 666,254		$ 687,532		$ 669,156		$ 676,034		$ 691,653		$ 605,024		$ 712,973		$ 731,818		$ 884,589		$ 899,751		$ 860,140	$ 855,937	$ 820,627	$ 734,834	$ 687,332	$ 590,370	$ 721,182	$ 686,971	$ 744,721	$ 654,127	$ 700,009	$ 754,843	$ 791,397	$ 819,721	$ 803,286	$ 822,962	$ 927,393	$ 1,048,541
MSCI Emerging Markets Index Net
Account Value [Line Items]
Accumulated Value	$ 10,000		$ 11,136		$ 13,123		$ 13,470		$ 16,282		$ 16,561		$ 15,832		$ 15,754		$ 15,104		$ 13,525		$ 12,651		$ 10,866		$ 13,274		$ 12,644		$ 13,707		$ 12,040		$ 12,884		$ 13,894		$ 14,566		$ 15,088		$ 14,785		$ 15,147		$ 17,069		$ 19,299